Subsequent Events	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 23—Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date of the filing of this report. The Company did not identify any subsequent events, other than disclosed in the Notes and discussed below, that would have required adjustment or disclosure in these unaudited condensed consolidated financial statements.

Latin American Government Purchase Order

On April 2, 2026, the Company announced the receipt of a signed purchase order from a Latin American governmental public safety organization. The order provides for the supply of drone-based operational systems and integrated payload technologies, including long-range observation quadrotor platforms, day/night EO/IR imaging payloads, and network-based connectivity modules. The systems are intended to support defense, public safety, and law enforcement missions.

The purchase order contemplates a multi-phase deployment structure, with initial deliveries expected to commence in 2026. The completion of the order and subsequent deployment phases are subject to standard commercial terms and customary conditions, including delivery milestones, quantity confirmations, performance, and acceptance. The Company has noted that there can be no assurance that the full scope of the purchase order will be completed or that all anticipated revenues from the order will be realized.

Asset Purchase Agreement (xClibre Technology)

On April 10, 2026, the Company entered into an Asset Purchase Agreement with Dream America Marketing Services, Ltda. to acquire all right, title, and interest in certain intellectual property assets related to xClibre technology. The acquired assets consist solely of intellectual property and do not constitute a “business” for purposes of Regulation S-X

In consideration for the assigned intellectual property, the Company agreed to provide aggregate consideration consisting of up to 7,000,000 shares of the Company’s common stock and a $6,000,000 promissory note. At the closing of the transaction, the Company issued 3,500,000 shares of common stock and executed the $6,000,000 promissory note.

The issuance of the remaining 3,500,000 contingent shares is subject to obtaining satisfactory proof-of-concept results and Nasdaq Shareholder Approval. The Company has agreed to use commercially reasonable efforts to obtain this proof-of-concept approval no later than nine months following the closing date.

If the proof-of-concept approval is not obtained within this nine-month period, the Company is required to promptly transfer 60% of the equity interests in xClibre Inc. (a wholly-owned subsidiary holding the acquired intellectual property) back to the seller, free and clear of all encumbrances. In such an event, the seller’s security interest in the equity would be released, and the seller would retain full ownership of the initial 3,500,000 closing shares and the promissory note without any obligation to forfeit them. No alternative consideration will be provided in lieu of the unissued contingent shares.

The Agreement contains customary representations, warranties, covenants and indemnification provisions for a transaction of this nature.

On April 10, 2026, the transactions contemplated by the Agreement were completed. The Assigned IP consists of intellectual property rights owned by the Seller relating to the xClibre technology, including patents, patent applications, trademarks, copyrights, trade secrets, know-how, software and other proprietary rights. on April 10, 2026, the Company issued 3,500,000 shares of its common stock to the Seller as partial consideration for the Assigned IP.

Prospectus (S1 Registration Statement)

On April 16, 2026 the Company filed a prospectus (Form S1 registration statement) for 2,715,610 Shares of Common Stock, 2,100,000 Warrant Shares issuable upon exercise of Pre-Funded Warrant and 1,333,333 Warrant Shares issuable upon exercise of a Warrant

This prospectus relates to the disposition from time to time by the selling stockholders named in this prospectus (the “Selling Stockholders”) of the Company of 6,148,943 shares of our common stock, par value $0.01 per share (our “Common Stock”) including 1,500,000 issued or to be issued pursuant to the Exchange Agreement and the Blade Ranger Agreement as described below, (i) 1,215,610 issued or to be issued pursuant to the Exchange Agreement as described below, (ii) 2,100,000 shares of Common Stock issuable upon exercise of Pre-Funded Warrants issued or to be issued pursuant to the Blade Ranger Agreement and (iii) 1,333,333 shares of Common Stock issuable pursuant to a Warrant held by YA II PN Ltd.

Appointment of Independent Director and Compensatory Arrangements

Board Appointment and changes

On April 16, 2026, the Company’s Board of Directors appointed Shayna Quinn to serve as a member of the Board. The Board determined that Ms. Quinn qualifies as an independent director under applicable Nasdaq and SEC rules.

In connection with her appointment, the Company entered into an Independent Director Engagement Agreement with Ms. Quinn. Under the terms of this agreement, she will receive the following compensation:

● Cash Retainer: An annual cash retainer of $36,000, payable quarterly in arrears

● Equity Awards: An annual grant of $60,000 in shares of restricted stock issued under the Company’s 2024 Omnibus

Equity Incentive Plan. These awards are to be granted on or about August 1 of each year and will vest in full following twelve months of continuous service, subject to accelerated vesting in the event of a change in control, death, or disability

● Expenses: Reimbursement for expenses in accordance with standard Company policy.

On May 1, 2026, the Board of Directors (the “Board”) of the Company approved the appointment of Atara Dzikowski as Vice President of Mergers and Acquisitions. In connection therewith, the Company entered into an Employment Agreement dated May 1, 2026 with Ms. Dzikowski (the “Employment Agreement”). In addition, the Company and Ms. Dzikowski, a current member of the Board, entered into a Proprietary & Confidential Information, Inventions Assignment, Non-Solicitation and Non-Competition Agreement (the “Restrictive Covenant Agreement”) and the Mutual Agreement to Arbitrate (the “Arbitration Agreement”).

Material terms of the Employment Agreement include an initial term of three years commencing on April 1, 2026, with automatic one-year renewals absent thirty days’ prior written notice of non-renewal by either party and an annual base salary of $240,000. On the effective date, subject to prior approval by the Board or the Compensation Committee and the terms of the Company’s 2025 Omnibus Equity Incentive Plan (or any successor plan), an award of 500,000 shares of common stock or restricted stock units, of which 150,000 shares vest immediately upon the grant date. The remaining 350,000 shares shall vest upon the earlier of: (i) time-based vesting of 100,000 shares on each of the first three (3) anniversaries of the effective date and the final 50,000 shares on the three and one-half (3.5) year anniversary of the effective Date, or (ii) performance-based vesting tied to consolidated revenue milestones of the Company and its subsidiaries (as determined in accordance with U.S. generally accepted accounting principles (“GAAP”) and reported in the Company’s periodic reports filed with the Securities and Exchange Commission): 100,000 shares upon achievement of $5,000,000 in cumulative Revenue; an additional 100,000 shares upon achievement of $10,000,000 cumulative Revenue; an additional 100,000 shares upon achievement of $15,000,000 cumulative Revenue; and the final 50,000 shares upon achievement of $17,500,000 cumulative Revenue. “Revenue” means the Company’s consolidated total revenue. Achievement of milestones shall be certified by the Board of Directors or Compensation Committee in its reasonable discretion.

Further, Ms. Dzikowski will be eligible to participate in the Company’s standard employee benefit plans made available to similarly situated executives, including medical, dental and vision insurance, short- and long-term disability benefits, life insurance and retirement plan participation, subject to the terms of such plans as they may be amended from time to time. Upon termination for death, disability, for cause, resignation without good reason, or expiration of the term, Ms. Dzikowski will be entitled to only accrued but unpaid base salary and, to the extent required by law, accrued unused paid time off. Upon termination without cause or for good reason, the accrued benefits plus a severance payment equal to the then-current base salary, payable within six months of termination, conditioned upon execution of a general release of claims in a form provided by the Company and continued compliance with post-termination obligations. Customary provisions requiring full-time devotion of efforts, exclusive employment, and compliance with Company rules and policies.

Jez Williman executive terms change

On May 8, 2026, the Company entered into Amendment No. 1 (the “Amendment”) to the Employment Agreement dated September 2, 2025 (the “Original Agreement”) with Jez Williman (“Executive”), who serves as the Company’s Managing Director, UK and European Operations.

Pursuant to the Amendment: (i) Executive’s title was updated to Managing Director, UK and European Operations, effective as of the date of the Amendment; (ii) Executive’s annual base salary was increased to $200,000, effective as of May 1, 2026 and shall be increased to an annual rate of the lesser of $300,000 or fair market rate once the Company has achieved $10,000,000 in revenue during any ninety (90) day period; and (iii) in addition to the 250,000 options previously granted under the Original Agreement, the Company agreed to grant Executive additional performance-based stock options under the Company’s 2025 Omnibus Equity Incentive Plan (subject to the terms of the Plan, an option agreement, and Executive’s continued service), consisting of (a) 50,000 options upon issuance of the valid payable commercial invoice(s) for the second UGV sold, and (b) 100,000 options upon issuance of valid payable commercial invoices cumulatively totaling $1 million. Such additional options will be granted at an exercise price equal to the fair market value of the Company’s common stock on the applicable grant date (determined in accordance with the Plan) and will vest upon achievement of the respective milestone or as otherwise determined by the Board of Directors.

Changes to Board Committee Memberships

On April 22, 2026, the Board accepted the resignation of Atara Dzikowski from the Audit Committee, the Compensation Committee, and the Nominating and Governance Committee, effective upon the commencement of her employment as Vice President of Mergers and Acquisitions. Ms. Dzikowski will continue to serve as a non-independent member of the Board of Directors. Concurrently, the Board appointed Daniel Ollech as a member of the Audit Committee, Mansour Khatib as a member of the Compensation Committee, and Judit Nagypal as a member and Chair of the Nominating and Governance Committee, with such appointments effective immediately upon Ms. Dzikowski’s resignation from the respective committees. The Board confirmed that the committees, as reconstituted, continue to satisfy all applicable Nasdaq independence and composition requirements.

There are no family relationships among the individuals referenced above that require disclosure under Item 404(a) of Regulation S-K. There were no disagreements between the Company and Ms. Dzikowski regarding her transition or resignation from the committee positions.

Patent Filling

On April 23, 2026, the Company issued a Corporate Update press release which included announcing the filing of a non-provisional U.S. patent application titled “AI-Assisted Multi-Modal RF Fire Control System for All-Domain Target Engagement” (Serial No. 19/652,090, filed April 20, 2026), claiming priority to provisional application Serial No. 63/892,721 (prior provisional was filed October 3, 2025).

Potential Listing In Germany

During May 2026, the Company commenced the process of seeking registration of its common stock for trading on the Frankfurt Stock Exchange in Germany and, in connection therewith, obtained a Legal Entity Identifier (“LEI”) from WM Datenservice for international securities settlement and regulatory purposes.

In connection with the contemplated Frankfurt listing and expansion of investor awareness activities in Europe, particularly within Germany, Switzerland, and Austria, the Company entered into (i) an Investor Awareness Advisory Agreement and (ii) an Investor Awareness Services Agreement with CapitaLink Ltd, an Israeli-based investor awareness and communications advisory firm.

Under the advisory agreement, the Company agreed to issue 55,000 restricted shares of common stock pursuant to the Company’s 2024 Omnibus Equity Incentive Plan in consideration for advisory and investor awareness services related to the European market and Frankfurt listing process. The shares are subject to a 180-day lock-up and Rule 144 resale restrictions.

Under the services agreement, CapitaLink agreed to assist the Company with investor awareness outreach, European media distribution, informational campaign management, and administrative support relating to the Frankfurt Stock Exchange listing process, including support associated with exchange-related requirements and fees.

The Company’s Board of Directors approved the engagements and determined that the agreements were intended solely for investor awareness, educational outreach, and public communications purposes and did not constitute broker-dealer, placement agent, or investment advisory activities.

Ian Share Purchase Agreement

On May 12, 2026, VisionWave Israel Ltd. (“VW Israel”), a wholly owned subsidiary of the Company, entered into a definitive Share Purchase and Shareholders Agreement (the “Agreement”) with Mr. Ian Paklida (the “Seller”), pursuant to which VW Israel agreed to acquire 60% of the issued and outstanding equity interests of VIP Lux Travel Ltd. and PKLST Tourism and Leisure Ltd., both Israeli corporations (collectively, the “Target Companies”).

The Agreement is definitive; however, the transaction has not yet closed.

Under the terms of the Agreement, the consideration for the acquisition of the Target Companies will be the issuance of shares of common stock of the Company, subject to the satisfaction of various conditions precedent and regulatory approvals.

The Agreement contemplates an aggregate transaction value of up to approximately 15 million NIS, payable in the Company shares valued at approximately USD $3 million. The number of shares to be issued will be 513,752 shares of common stock of the Company representing $6.02 cost per share.

The Agreement includes customary representations, warranties, covenants, indemnification provisions, confidentiality obligations, lock-up restrictions, and closing conditions. Closing remains subject to, among other things:

· completion of legal, financial, and operational due diligence;

· receipt of all required corporate and regulatory approvals;

· applicable tax rulings and/or approvals in Israel;

· execution and delivery of final ancillary closing documents; and

·satisfaction or waiver of other customary closing conditions.

Until the closing occurs, there can be no assurance that the acquisition will be consummated on the terms currently contemplated, or at all.

The Company intends to evaluate strategic opportunities relating to the Target Companies’ operations and potential integration into VisionWave’s broader international business activities.

Other share issuances

Subsequent to March 31, 2026 and to the date of this report on Form 10-Q, total of 1,010,000 shares were issued to YA II PN pursuant to the SEPA.

On May 18, 2026, the Company issued 475,590 shares to T3 defense Inc. pursuant to a share exchange and swap agreement dated May 17, 2026.

Note 16—Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date of the filing of this report. The Company did not identify any subsequent events, other than disclosed in the Notes and discussed below, that would have required adjustment or disclosure in these consolidated financial statements.

AI Infrastructure Agreement

On October 5, 2025, the Company entered into an Order Form (the “Agreement”) with PVML Ltd., a Tel Aviv–based provider of secure data-AI infrastructure. The Agreement establishes a strategic collaboration to integrate PVML’s secure, real-time data-AI infrastructure with the Company’s radar and AI-driven computer-vision technologies to enable secure, autonomous mission-data systems for defense and homeland-security applications.

The terms of the Agreement include:

●	The initial term is twelve (12) months, automatically renewable for successive one-year periods unless either party gives 60-days’ prior notice of non-renewal.

●	The Company will pay total consideration of $600,000, consisting of (i) a cash component of $250,000 payable upon execution and (ii) an equity component valued at $350,000, to be settled through the issuance of 35,000 shares of the Company’s common stock valued at $10.00 per share.

●	The Agreement provides for a yearly platform fee covering 2.4 million PVML Units (“PUs”) of data-processing capacity, with usage fees for consumption beyond that level.

●	Each party retains ownership of its respective intellectual property, and the Company will own all outputs and derivatives generated through its use of the PVML platform.

December 2025 Share Purchase Agreement

On December 15, 2025, in connection with the closing of the Acquisition (as defined below), the Company (or “Buyer”) entered into Amendment No. 1 (the “Amendment”) to the Share Purchase Agreement dated as of December 3, 2025 (the “Agreement”), with Blade Ranger Ltd., a company organized under the laws of Israel and listed on the Tel Aviv Stock Exchange under the ticker “BLRN” (“Seller”), and Solar Drone Ltd., an Israeli corporation (the “Target Company”).

Pursuant to the Amendment, Section 2.2 of the Agreement was amended to provide that, in consideration for all of the issued and outstanding shares of the Target Company (the “Company Shares”), the Company shall issue and deliver to the Seller (or its designee(s)): (a) 1,500,000 shares of the Company’s common stock, $0.01 par value per share (the “Buyer Shares”); and (b) 300,000 Pre-Funded Common Stock Purchase Warrants (the “Initial PFWs”), each exercisable for one share of the Company’s common stock on the terms set forth in the form attached as Exhibit A to the Agreement and filed as Exhibit 4.1 hereto.

The Amendment also provides for the issuance of additional Pre-Funded Common Stock Purchase Warrants in the form attached as Exhibit 4.1 hereto (the “Additional PFWs” and, together with the Initial PFWs, the “Pre-Funded Warrants”) if the average daily volume-weighted average price (“VWAP”) of the Company’s common stock for the five Trading Day period immediately preceding the date of effectiveness of the registration statement registering the resale of the Buyer Shares and Warrant Shares (as defined below) is less than $12.00 per share. In such event, the number of Additional PFWs shall equal the difference between (x) $21,600,000 divided by such average daily VWAP and (y) 1,800,000, to be issued within two Business Days following the effectiveness of such registration statement.

The Pre-Funded Warrants are exercisable immediately upon issuance at a nominal exercise price of $0.01 per share (with the aggregate exercise price, except for such nominal amount, pre-funded to the Company) and will remain exercisable until exercised in full, subject to customary adjustments, beneficial ownership limitations (9.99%), and an exchange cap of 19.99% of the Company’s outstanding common stock prior to the initial exercise date unless shareholder approval is obtained pursuant to Nasdaq Listing Rule 5635. The Warrant Shares issuable upon exercise of the Pre-Funded Warrants are subject to the registration rights set forth in the Agreement.

On December 15, 2025, the Company completed the acquisition (the “Acquisition”) of all of the Company Shares of the Target Company from the Seller pursuant to the Agreement, as amended by the Amendment described in Item 1.01 above. The Acquisition is material to the Company and constitutes a significant acquisition under Rule 3-05 of Regulation S-X.

In consideration for the Company Shares, the Company issued to the Seller 1,500,000 Buyer Shares and 300,000 Initial PFWs, and may issue Additional PFWs as described in Item 1.01 above. The Buyer Shares and Initial PFWs were issued in a private placement transaction exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Section 4(a)(2) of the Securities Act and/or Rule 506 of Regulation D promulgated thereunder.

The Target Company is an Israeli corporation engaged in the development of solar-powered drone technology. The Acquisition is material to the Company and constitutes a significant acquisition under Rule 3-05 of Regulation S-X, requiring the filing of financial statements of the Target Company. The material terms of the Agreement were previously disclosed in the Company’s Current Report on Form 8-K filed with the Securities and Exchange Commission on December 3, 2025, and are incorporated herein by reference.

The Company will file the required financial statements of Solar Drone Ltd. and pro forma financial information related to the Acquisition by amendment to this Current Report on Form 8-K no later than 71 calendar days after the date that this Current Report on Form 8-K is required to be filed.

Advance to C.M. Composite Materials Ltd

On December 26, 2025, VisionWave Holdings, Inc. advanced principal in the amount of $398,345 to C.M. Composite Materials Ltd., an Israeli corporation (“CM”).

In connection with the advance, CM delivered a Promissory Note to the Company (the “ CM Note”). The CM Note has a 24-month maturity, with the outstanding principal due and payable on December 31, 2027, unless repaid earlier. The CM Note does not bear interekenigst unless an event of default occurs, in which case interest accrues at a rate of 5% per annum, or the maximum rate permitted by applicable law, if lower. The CM Note may be prepaid at any time without premium or penalty.

The proceeds of the Note were funded on December 26, 2025. The CM Note constitutes a binding and enforceable obligation of CM.

The CM Note is a stand-alone financial obligation and is not contingent upon the completion of any acquisition, merger, or other strategic transaction.

Changes to Board of Directors and Officers

On December 29, 2025, Noam Kenig resigned as Chief Executive Officer and as a member of the Board of Directors (the "Board") of the Company, effective immediately for personal reasons. Mr. Kenig's resignation was not the result of any disagreement with the Company on any matter relating to the Company's operations, policies or practices.

On December 29, 2025, the Board appointed Douglas Davis, the Company's current Executive Chairman, to serve as Interim Chief Executive Officer, effective immediately. Mr. Davis will continue to serve as Executive Chairman while performing the duties of Interim Chief Executive Officer. There are no new compensatory arrangements entered into with Mr. Davis in connection with this appointment, and no material changes to his existing compensatory arrangements.

On December 29, 2025, the Board appointed Eric Shuss, who currently serves as a director of the Company, as Independent Lead Director, effective immediately. There are no compensatory arrangements entered into with Mr. Shuss in connection with this appointment beyond the standard compensatory arrangements for non-employee directors previously disclosed by the Company.

Exercise of the Company warrants

The Company received $5,6987,365 Since September 30, 2025 to December 30, 2025 for 495,510 warrants that been exercised paying $11.50 per warrant. As such the Company issued 495,510 shares for said warrants exercise.